Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations
Note C—Business Combinations
NuWave Acquisition
On June 19, 2020, the Successor acquired 100% of the equity interest of NuWave for cash and 2,900,000 units of the Successor’s Parent’s equity (“
Parent Units
”). The acquisition supports the Company’s growth in its offering of advanced data analytics.
The purchase agreement with the sellers of NuWave also stipulated that certain funds would be held in escrow (“
Indemnification Escrow Deposit
” and “
Adjustment Escrow Deposit
”), for the benefit of the seller. Pursuant to and subject to the terms and conditions of the Escrow Agreement, the Indemnification Escrow Amount of $300 and the Adjustment Escrow Amount of $150 shall be held in escrow until released in accordance with the purchase agreement and the Escrow Agreement.
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 19, 2020
Cash paid	$27,881
Equity issued	2,900

Purchase consideration	$30,781

Assets:
Cash	$1,038
Accounts receivable	3,018
Other current assets	112
Contract assets	1,095
Deposits	27
Property and equipment	77
Intangible assets	16,200

$21,567

Liabilities:
Accounts payable	365
Accrued liabilities	364
Deferred tax liability	476

$1,205

Fair value of net identifiable assets acquired	364

Goodwill	$10,419

The following table summarizes the intangible assets acquired by class:

June 19, 2020
Technology	5,400
Customer relationships	10,800

Total intangible assets	16,200

The fair value of the acquired technology was determined using the relief from royalty (“
RFR
”) method. The fair value of the acquired customer relationships was determined using the excess earnings method.
The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill related to the asset purchase is deductible.
The results of operations of NuWave for the period from June 19, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period; the post-acquisition net revenues and net loss included in the Successor 2020 Period were $13,725 and $118, respectively. The acquisition-related costs included in transaction expenses in the consolidated statements of operations for the Successor 2020 Period were $1,662.
PCI Acquisition
On October 23, 2020, the Successor acquired 100% of the equity interest of PCI for cash and 8,142,985 units of the Successor’s Parent’s equity. The acquisition supports the Company’s growth in its offering of cybersecurity, cloud and system engineering.
The purchase agreement with the sellers of PCI also stipulated that certain funds would be held in escrow (“
Adjustment Escrow Deposit
” and “
Indemnity Escrow Amount
”), for the benefit of the sellers. Pursuant to and subject to the terms and conditions of the Escrow Agreement, the Indemnification Escrow Amount of $325 and the Adjustment Escrow Amount of $650 shall be held in escrow until released in accordance with the purchase agreement and the Escrow Agreement.

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

October 23, 2020
Cash paid	$55,932
Equity issued	8,143

Purchase consideration	$64,075

Assets:
Cash	$364
Accounts receivable	6,710
Contract assets	4,569
Prepaid expenses and other current assets	383
Property and equipment	218
Other non-current assets	5
Intangible assets	22,800

$35,049

Liabilities:
Accounts payable	$1,131
Deferred tax liability	1,033
Accrued liabilities	3,776

$5,940

Fair value of net identifiable assets acquired	29,109

Goodwill	$34,966

The following table summarizes the intangible assets acquired by class:

October 23, 2020
Customer relationships	$22,800

A measurement period adjustment increasing accrued liabilities and goodwill by $286 was recognized during the year ended December 31, 2021.
The fair value of the acquired customer relationships was determined using the excess earnings method.
The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill related to the asset purchase is deductible.
The results of operations of PCI for the period from October 23, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period; the post-acquisition net revenues and net income included in the Successor 2020 Period were $15,584 and $288, respectively. The acquisition-related costs included in transaction expenses in the consolidated statements of operations for the Successor 2020 Period were $3,484.

Open Solutions Acquisition
On December 2, 2020, the Company acquired 100% of the equity interest of Open Solutions for cash and 2,144,812 units of the Successor’s Parent’s equity. The acquisition supports the Company’s growth in its offering of advanced data analytics.
The purchase agreement with the sellers of Open Solutions also stipulated that certain funds would be held in escrow (“
Indemnification Escrow Deposit
,” “
Adjustment Escrow Deposit
” and “
Representative Expense Fund
”), for the benefit of the sellers. Pursuant to and subject to the terms and conditions of the Escrow Agreement, the Indemnification Escrow Amount of $285, the Adjustment Escrow Amount of $372 and Representative Expense Fund $150 shall be held in escrow until released in accordance with purchase agreement and the Escrow Agreement.
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

December 2, 2020
Cash paid	$60,715
Equity issued	2,145

Purchase consideration	$62,860

Assets:
Cash	$63
Accounts receivable	6,127
Prepaid expenses and other current assets	89
Property and equipment	305
Other non-current assets	48
Intangible assets	30,800

$37,432

Liabilities:
Accounts payable	$122
Accrued liabilities	946
Deferred tax liability	334
Other non-current liabilities	27

$1,429

Fair value of net identifiable assets acquired	36,003

Goodwill	$26,857

The following table summarizes the intangible assets acquired by class:

December 2, 2020
Technology	$10,300
Customer relationships	20,500

Total intangible assets	$30,800

The fair value of the acquired technology was determined using the RFR method. The fair value of the acquired customer relationships was determined using the excess earnings method.
The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill related to the asset purchase is deductible.
The results of operations of Open Solutions for the period from December 2, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period; the post-acquisition net revenues and net income included in the Successor 2020 Period were $1,855 and $64, respectively. The acquisition-related costs included in transaction expenses in the consolidated statements of operations for the Successor 2020 Period were $2,432.
ProModel Acquisition
On December 21, 2020, the Successor acquired 100% of the equity interest of ProModel for cash. The acquisition supports the Company’s growth in its offering of advanced data analytics.
The purchase agreement with the sellers of ProModel also stipulated that certain funds would be held in escrow (“
Adjustment Escrow Deposit
” and “
PPP Escrow Amount
”), for the benefit of the sellers. Pursuant to and subject to the terms and conditions of the Escrow Agreement, the Adjustment Escrow Amount of $425 and PPP Escrow Amount $2,557 shall be held in escrow until released in accordance with purchase agreement and the Escrow Agreement.

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

December 21, 2020
Cash paid	$43,718

Assets:
Cash	1,843
Accounts receivable	907
Other receivables	707
Contract assets	779
Prepaid expenses and other current assets	64
Property and equipment	134
Other non-current assets	18
Intangible assets	21,700

$26,152

Liabilities:
Accounts payable	$2
Contract liabilities	501
Accrued liabilities	960

$1,463

Fair value of net identifiable assets acquired	24,689

Goodwill	$19,029

The following table summarizes the intangible assets acquired by class:

December 21, 2020

Technology	$7,000
Customer relationships	14,700

Total intangible assets	$21,700

A measurement period adjustment increasing accrued liabilities and goodwill by $79 was recognized during the year ended December 31, 2021.
The fair value of the acquired technology was determined using the RFR method. The fair value of the acquired customer relationships was determined using the excess earnings method.
The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is deductible.
The results of operations of ProModel for the period from December 21, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period; the post-acquisition net revenues and net income included in the Successor 2020 Period were $388 and $19, respectively. The acquisition-related costs included in transaction expenses in the consolidated statements of operations for the Successor 2020 Period were $2,513.
Pro Forma Financial Data (Unaudited)
The following table presents the pro forma combined results of operations for the business combinations for the years ended December 31, 2020 and December 31, 2019 as though the acquisitions had been completed as of January 1, 2019. The year ended December 31, 2020 includes the pre-acquisition 2020
period, the Predecessor 2020 Period, and the Successor 2020

	Pro forma for the year ended
	December 31, 2020	December 31, 2019
Net revenue	$138,992	$121,231
Net income	3,903	11,772
The amounts included in the pro forma information are based on the historical results and do not necessarily represent what would have occurred if all the business combinations had taken place as of January 1, 2019, nor do they represent the results that may occur in the future. Accordingly, the pro forma financial information should not be relied upon as being indicative of the results that would have been realized had the acquisition occurred as of the date indicated or that may be achieved in the future.
Transaction expenses of $10,091 incurred in the Successor 2020 period are reflected in the pro forma net income for the year ended December 31, 2020.